INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Total	$ 14,214	$ 11,767
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,645	2,903
Canadian diversified midstream operation
Disclosure of information for cash-generating units [line items]
Total	2,536	0
North American rail operation
Disclosure of information for cash-generating units [line items]
Total	1,867	1,929
North American residential energy infrastructure operation
Disclosure of information for cash-generating units [line items]
Total	1,720	1,748
Brazil electricity transmission operation
Disclosure of information for cash-generating units [line items]
Total	1,366	270
Peruvian toll roads
Disclosure of information for cash-generating units [line items]
Total	976	1,073
Indian Telecom Towers Operation
Disclosure of information for cash-generating units [line items]
Total	782	537
Indian Toll Roads
Disclosure of information for cash-generating units [line items]
Total	658	714
U.K. telecom towers operation
Disclosure of information for cash-generating units [line items]
Total	480	491
U.K. ports operation
Disclosure of information for cash-generating units [line items]
Total	289	292
Other
Disclosure of information for cash-generating units [line items]
Total	895	985
Chilean toll roads
Disclosure of information for cash-generating units [line items]
Total	0	$ 825
Simhapuri Expressway Ltd and Rayalseema Expressway Ltd
Disclosure of information for cash-generating units [line items]
Total	604
Indian toll roads
Disclosure of information for cash-generating units [line items]
Total	$ 54